Significant Accounting Policies (Details) - Schedule of useful life of intangible assets	12 Months Ended
Dec. 31, 2022
Customer relationship, backlog and distribution rights [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	15 years
Customer relationship, backlog and distribution rights [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	3 years
Brand names [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	5 years
Acquired technology [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	8 years
Acquired technology [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	2 years
Patents [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life of intangible assets	10 years